Basis of Preparation of the Financial Statements (Tables)	12 Months Ended
Dec. 31, 2017
Basis of Preparation of the Financial Statements [Abstract]
Schedule of changes in exchange rates
Representative
exchange rate of USD
(NIS/USD 1)
Date of financial statements:
December 31, 2017	3.467
December 31, 2016	3.845
December 31, 2015	3.902

Changes in exchange rates for the Year ended:	%

December 31, 2017	(9.8)
December 31, 2016	(1.5)
December 31, 2015	0.3